Document and Entity Information	Mar. 17, 2022
Cover [Abstract]
Entity Registrant Name	SUN COMMUNITIES INC
Amendment Flag	false
Entity Central Index Key	0000912593
Document Type	8-K
Document Period End Date	Mar. 17, 2022
Entity Incorporation State Country Code	MD
Entity File Number	1-12616
Entity Tax Identification Number	38-2730780
Entity Address, Address Line One	27777 Franklin Rd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Southfield
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48034
City Area Code	(248)
Local Phone Number	208-2500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	SUI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false